Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 19,581.21
Total Fee Amount	19,581.21
Total Transaction Valuation	141,790,065.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A